Profit Before Income Tax - Summary of Employees' Compensation and Remuneration to Directors (Detail) $ in Thousands, $ in Thousands			12 Months Ended
	Mar. 27, 2026 TWD ($)	Mar. 27, 2026 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Analysis Of Income And Expense [line items]
Percentage of employees' compensation			0.25%	0.25%	0.25%	0.25%
Employees' compensation	$ 101,339	$ 3,230	$ 101,339	$ 3,230	$ 81,113	$ 79,385
Percentage of remuneration to directors			0.24%	0.24%	0.25%	0.40%
Remuneration to directors			$ 97,286	$ 3,101	$ 79,947	$ 127,016
Resolved by the board of directors [member]
Analysis Of Income And Expense [line items]
Employees' compensation					81,178	79,450
Remuneration to directors					77,000	125,000
Recognized in the consolidated financial statements [member]
Analysis Of Income And Expense [line items]
Employees' compensation					81,113	79,385
Remuneration to directors					$ 79,947	$ 127,016